Consolidated statements of financial position - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 99	$ 289
Cash equivalents	50	0
Trade and other receivables	4,138	3,949
Inventory	656	482
Contract assets	436	414
Contract costs	540	507
Prepaid expenses	244	254
Other current assets	324	253
Assets held for sale	0	50
Total current assets	6,487	6,198
Non-current assets
Contract assets	288	251
Contract costs	603	387
Property, plant and equipment	29,256	28,235
Intangible assets	16,183	15,570
Deferred tax assets	84	105
Investments in associates and joint ventures	608	668
Post-employment benefit assets	3,559	3,472
Other non-current assets	1,355	1,306
Goodwill	10,906	10,572
Total non-current assets	62,842	60,566
Total assets	69,329	66,764
Current liabilities
Trade payables and other liabilities	5,221	4,455
Contract liabilities	857	799
Interest payable	281	247
Dividends payable	867	811
Current tax liabilities	106	141
Debt due within one year	4,137	2,625
Liabilities held for sale	0	35
Total current liabilities	11,469	9,113
Non-current liabilities
Contract liabilities	228	246
Long-term debt	27,783	27,048
Deferred tax liabilities	4,953	4,679
Post-employment benefit obligations	1,311	1,734
Other non-current liabilities	1,070	1,003
Total non-current liabilities	35,345	34,710
Total liabilities	46,814	43,823
Commitments and contingencies
EQUITY
Contributed surplus	1,172	1,157
Accumulated other comprehensive (loss) income	(55)	213
Deficit	(3,649)	(3,400)
Total equity attributable to BCE shareholders	22,178	22,635
Non-controlling interest	337	306
Total equity	22,515	22,941
Total liabilities and equity	69,329	66,764
Preferred shares
EQUITY
Stated capital	3,870	4,003
Common shares
EQUITY
Stated capital	$ 20,840	$ 20,662